PRINCIPAL ACCOUNTING POLICIES (Expected Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2014
Buildings [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	40 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	Over the shorter of the economic useful life or the lease period
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	10 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful lives	5 years